Cash and stock-based compensation plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

A summary as of December 31, 2012 of the restricted stock granted to Directors during the years 2010, 2011 and 2012 is presented below:

	Shares	Weighted average grant date fair value
Outstanding at January 1, 2010	62,938	$13.58
Granted	38,115	12.46
Vested	(13,026)	13.80
Outstanding at December 31, 2010	88,027	13.07
Granted	25,541	18.07
Vested	(31,563)	13.14
Outstanding at December 31, 2011	82,005	14.59
Granted	32,317	22.09
Vested	(23,493)	14.35
Outstanding at December 31, 2012	90,829	$17.32
Expected to vest	90,829	$17.32

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

A summary as of December 31, 2012, 2011 and 2010 of the status of the restricted stock units granted to certain Executives and changes during the years 2010, 2011 and 2012 are presented below:

	Stock units	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	166,118	$10.20
Granted	101,496	12.04
Forfeited	-	-
Vested	(44,904)	10.59
Outstanding at December 31, 2010	222,710	10.96
Granted	94,496	15.84
Forfeited	(20,931)	12.63
Vested	(69,865)	11.09
Outstanding at December 31, 2011	226,410	12.80
Granted	181,598	17.52
Forfeited	(54,367)	13.88
Vested	(85,249)	12.31		$578
Outstanding at December 31, 2012	268,392	$15.93	2.11 years	$1,510
Expected to vest	268,392	$15.93		$1,510

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of stock purchase options granted to certain Executives during 2012, 2011 and 2010 was estimated using a binomial option-pricing model for 2012 and 2011 and the “Black-Scholes” option-pricing model for 2010, based on the following factors:

	2012	2011	2010
Weighted average fair value per option	$3.01	$2.92	$2.91
Weighted average expected term, in years	5.50	5.50	4.75
Expected volatility	33.35%	30%	37%
Risk-free rate	0.18% to 1.34%	2.52%	2.32%
Expected dividend	5.30%	4.50%	5.00%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of stock options granted is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	803,994	$11.58
Granted	420,777	13.52
Forfeited	(646)	15.43
Exercised	(82,106)	10.15
Outstanding at December 31, 2010	1,142,019	12.39
Granted	72,053	17.81
Forfeited	(58,067)	12.16
Exercised	(240,439)	12.27
Outstanding at December 31, 2011	915,566	12.87
Granted	182,420	18.93
Forfeited	(231,639)	15.82
Exercised	(442,675)	12.90
Outstanding at December 31, 2012	423,672	$13.83	4.15 years	$3,273
Exercisable	92,316	$12.45	2.12 years	$841
Expected to vest	331,356	$14.22	4.43 years	$2,432

Schedule Of Share-Based Compensation, Restricted Stock Granted To Directors [Table Text Block]

A summary as of December 31, 2012 of restricted stock granted to Directors under this plan and changes during 2010, 2011 and 2012 is presented below:

	Shares	Weighted average grant date fair value
Non vested at January 1, 2010	14,673	$20.45
Granted	-	-
Vested	(5,756)	19.95
Non vested at December 31, 2010	8,917	20.77
Granted	-	-
Vested	(5,399)	20.39
Non vested at December 31, 2011	3,518	21.35
Granted	-	-
Vested	(3,518)	21.35
Non vested at December 31, 2012	-	$-
Expected to vest	-	$-

Share Options Granted To Directors and Certain Executives and Changes [Table Text Block]

A summary as of December 31, 2012 of the share options granted to Directors and certain Executives and changes during 2010, 2011 and 2012 is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	207,706	$16.34
Forfeited	-	-
Outstanding at December 31, 2010	207,706	16.34
Forfeited	-	-
Exercised	(27,552)	16.34
Outstanding at December 31, 2011	180,154	16.34
Forfeited	-	-
Exercised	(130,350)	16.34
Outstanding at December 31, 2012	49,804	$16.34	1.12 years	$260
Exercisable at December 31, 2012	49,804	$16.34	1.12 years	$260

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]

A summary as of December 31, 2012 and changes during the years 2010, 2011 and 2012 of the indexed stock purchase options is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	385,469	$17.46
Forfeited	-	-
Exercised	-	-
Outstanding at December 31, 2010	385,469	17.98
Forfeited	-	-
Expired	(4,100)	11.87
Exercised	(55,433)	12.12
Outstanding at December 31, 2011	325,936	12.86
Forfeited	-	-
Expired	(3,542)	$14.48
Exercised	(322,394)	$16.41
Outstanding at December 31, 2012	-	$-	-	$-
Exercisable at December 31, 2012	-	$-	-	$-

Stock Options Granted To Employee and Changes [Table Text Block]

A summary of the status as of December 31, 2011 of the stock options granted and changes during 2010 and 2011 of these option plans is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)

Outstanding at January 1, 2010	11,735	29.89
Forfeited	-	-
Expired	(3,615)	23.16
Outstanding at December 31, 2010	8,120	32.88
Forfeited	-	-
Expired	(8,120)	32.88
Outstanding at December 31, 2011	-	$-	-	$-

Schedule Of Deferred Compensation Plan [Table Text Block]	A summary on changes is presented below:
	2012	2011	2010
Outstanding at beginning of year	1,812	17,746	18,755
Exercised	(1,278)	(15,934)	(1,009)
Outstanding at end of year	534	1,812	17,746